Inventories - Summary of Inventories (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Raw materials	$ 7,442	$ 7,175
Finished goods	256	357
Inventories	$ 7,698	$ 7,532